Organization And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization And Summary Of Significant Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies
Note 1 - Organization and Summary of Significant Accounting Policies

A.	General

RRsat Global Communications Network Ltd. was incorporated in 1981 and it engages in providing global, end-to-end, content distribution and management services to television and radio broadcasting  industries through satellite, terrestrial fiber optic and Internet, and mobile communications services through satellites (MSS).

B.	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

C.	Functional and reporting currency

The currency of the primary economic environment in which the Company operations are conducted is the U.S. dollar. Therefore it has been determined by the Company that the functional currency is the U.S. dollar.

Transactions denominated in foreign currencies other than the U.S. dollar are translated into the functional currency using current exchange rates. Gains and losses from the translation of foreign currency balances are recorded in the statement of operations.

D.	Principle of Consolidation

The accompanying consolidated financial statements include the accounts of RRsat Global Communications Network Ltd. and its owned subsidiaries (collectively, the Company).  All intercompany balances and transactions have been eliminated in consolidation.

E.	Cash and cash equivalents

Cash and cash eqvivalents consist of cash and deposits with original maturity of three months or less from the date of invesment.

F.	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allocation of fair value of assets and liabilities in acquisitions; allowances for doubtful accounts; the valuation of embedded derivatives, impairment of fixed and intangible assets, valuation of deferred tax assets, share-based compensation, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

G.	Marketable securities

Marketable securities at December 31, 2010 and 2011 consist of corporate debentures, corporate shares, government debentures, mutual funds, and treasury notes. The Company classifies its debt securities in one of three categories: trading, available for sale or held to maturity and its equity securities into trading. Trading securities are bought and held principally for the purpose of selling them in the near term. Held to maturity debt securities are those securities in which the Company has the ability and intent to hold the security until maturity. All securities not included in trading or held to maturity are classified as available for sale.

Trading and available for sale securities are recorded at fair value. The fair value of debt securities and equity securities is based on quoted market prices in active markets at the reporting date for those investments. Held to maturity debt securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available for sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income (loss) until realized. Realized gains and losses from the sale of available for sale securities are determined on a specific identification basis.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held to maturity or available for sale security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Interest and marketable securities income" line item in the consolidated statements of operations. Dividend and interest income are recognized when earned.

The company applies ASC 320-10 and ASC 958-320, "Recognition and Presentation of Other-Than-Temporary Impairments" (ASC 320-10 and ASC 958-320). When an other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of applicable income taxes. Standards ASC 320-10 and ASC 958-320 did not have material effect on the Company's financial statements.

H.	Provision for doubtful accounts

The financial statements include general and specific provisions for doubtful debts, which, in management's opinion, adequately reflect the estimated losses resulting from account recivables for which the collection is not reasonably probable.  Doubtful  debts, which according to Company's management opinion are unlikely to be collected, are written-off  from the Company's books, based on a management resolution.  Management's determination of the adequacy of the provision is based, inter alia, on an evaluation of the risk, by considering the available information on the financial position of the debtors, the volume of their business, the age of the recievable balance, an evaluation of the security received from them and past experience. The changes in the provision during the year:

	Year ended December 31
	2009	2010	2011

Opening balance	$2,188	$4,484	$5,641
Additions during the year	2,421	2,024	2,217
Deductions during the year	(125)	(867)	(966)

Closing balance	$4,484	$5,641	$6,892

I.	Assets held for employees severance benefits

Assets held for employees severance benefits represent contributions to severance pay funds and cash surrender value of life insurance policies that are recorded at their current redemption value.

J.	Fixed assets

Fixed assets are stated at cost less accumulated depreciation and amortization.

Depreciation and amortization are calculated by the straight-line method over the estimated useful lives of the assets using the following annual rates:

%
Buildings and infrastructure	2.5 - 5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are amortized over the shorter of their
estimated useful life of the assets or expected lease terms	10

K.	Operating lease

The Company classifies lease agreements, under which the lessor substantially assumes all risks and rewards of ownership, as an operating lease. Payment made under operating lease are recognized in the statements of operation on a straight line basis over the term of the lease.

L.	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually, on December 31 or upon the occurrence of a trigger event. The goodwill impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

In November 2008, the Company acquired from Bezeq The Israeli Telecommunication Corporation Ltd. ("Bezeq") its satellite business including the Bezeqsat and "711" business units (services to television and radio brand casting companies and mobile satellite communication services) and real property and assets of the Emeq Haela teleport located in Israel. As a result of the acquisition, the Company enhanced its infrustructure and service offering. The aggregate purchase price was $15,573 and was paid in cash. The Company has accounted for this acquisition as business combination.

The goodwill recorded in the acquisition from Bezeq represents future synergy in the Company's content management and distribution services resulting from the use of the Emeq Haela facility for expanding its business.

No impairment loss was recognized in 2010 and 2011. See also Note 15.

M.	Intangible Assets

Intangible assets are stated at cost less accumulated amortization.

Amortization is calculated by the straight-line method on the basis of the estimated useful lives of the assets using annual rates between 10-33%.

Amortization
percentage

Franchise agreement	18-33
Brand name	18.2
Customer relationship	18-33
Licenses	10

Intangible assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. There were no such triggering events in 2010 and 2011.

N.	Stock compensation plans

The Company accounts for its directors and employees stock-based compensation awards in accordance with ASC Topic 718, Compensation - Stock Compensation. ASC Topic 718 requires that all stock- based compensation be recognized as an expense in the financial statements and that such cost be measured at the fair value of the awards at the grant date, ultimately expected to vest (net of forfeitures).

The Company recognizes the cost of awards with graded vesting based on a straight- line method, and of awards with conditional vesting on market performences conditions based on graded method.

O.	Income per Ordinary Share

Basic income per Ordinary Share is calculated by dividing the net income attributable to Ordinary Shares by the weighted average number of Ordinary Shares outstanding. The diluted income per Ordinary share calculation is similar to basic income per share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares, during the period if dilutive. Potential common shares arise from stock options and unvested restricted share units. The dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per Ordinary Share for the years indicated.

	Year ended December 31
	2009	2010	2011
Income per Ordinary Share
Net income attributable to Ordinary Shares	$11,578	$8,710	$4,335
Weighted average number of Ordinary Shares
outstanding used in basic income per
Ordinary Share calculation	17,310,005	17,330,024	17,346,561
Add assumed exercise of outstanding
dilutive potential Ordinary Shares	89,319	50,653	-

Weighted average number of Ordinary Shares
outstanding used in diluted income per
Ordinary Share calculation	17,399,324	17,380,677	17,346,561

Basic income per Ordinary Share	0.67	0.50	0.25

Diluted income per Ordinary Share	0.67	0.50	0.25

P.	Income taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for deferred tax assets if it is more likely then not, that the Company will not be able to realize their benefit. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets and liabilities are classified as current or non current items in accordance with the nature of the assets or liabilities to which they relate. When there are no underlying assets or liabilities the deferred tax assets and liabilities are classified in accordance with the period of expected reversal. Income tax expenses represent the tax payable for the period and the changes during the period in deferred tax assets and liabilities.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs.

The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Q.	Revenue recognition

The Company recognizes revenues when there is persuasive evidence of an arrangement, delivery has occurred, the price is fixed or determinable and the collection of the resulting receivable is probable. Revenues from services are recognized on a straight-line basis, over the contractual term of the arrangement during which services are rendered, which generally extends over terms of three to five years with an automatic renewal option for an additional one to five years. Deposits received in advance are classified as deferred revenue and not recognized as revenues until the related services are provided.

Indirect taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of operation.

R.	Impairment of long-lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall, (FASB Statement No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets), long lived assets, such as fixed assets, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

S.	Liability in respect of employees severance payments

The Company records its obligation with respect of employees severance payments as if it was payable at each balance sheet date (the "shut-down method"). The liability is recognized on an undiscounted basis and is calculated on the basis of the latest salary of each employee in Israel multiplied by the number of years of employment as of the balance sheet date. Employee benefits subject to section 14 of the Israel Severance pay law- 1963 are accounted for as defined contribution plans (see note 9).

T.	Fair value of embedded currency conversion derivatives

The Company accounts for derivative and hedging activities in accordance with FASB ASC Topic 815, Derivatives and Hedging, which requires that all derivatives instruments be recorded on the balance sheet at their respective fair value. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks, but occasionally enters into commercial (foreign currency) contracts in which a derivative instrument is "embedded", based on the future non cancelable contractual term.  For these embedded derivatives, for which the economic characteristics and risks are not clearly and closely related to the economic characteristics and risks of the host contract, the changes in fair value are recorded in the statement of operations.

U.	Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, marketable securities and trade accounts receivable. Cash and cash equivalents are deposited with several major financial institutions in Israel and the U.S. The Company invests in securities with original maturity dates of up to four years with credit ratings of A- and above.

The Company performs ongoing credit evaluations of the financial condition of its customers.  The risk of collection associated with trade receivables is reduced by the large number and geographical  dispersion of the Company's customer base and the Company's policy of requiring collateral on sales to customers.

V.	Fair Value Measurements

The Company adopted  ASC Topic 820 which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

W.	Recently issued accounting standards

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220)- Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 requires retrospective application and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Company plans to implement the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of income in 2012. Other than the presentational changes that will be required by ASU 2011-05, the adoption of ASU 2011-05 is not expected to have any significant impact on our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820)- Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).  ASU 2011-04 amends certain fair value principles to improve comparability between GAAP and International Financial Reporting Standards regarding fair value measurements and disclosures. In addition, ASU 2011-04 requires entities to disclose, among others: (1) quantitative information about the significant unobservable inputs used for Level 3 measurements; (2) qualitative information regarding the sensitivity of Level 3 measurements to changes in related unobservable inputs and (3) the amounts of any transfers between Levels 1 and 2 of the fair value hierarchy and the reasons for those transfers. ASU 2011-04 will become effective during interim and annual periods beginning after December 15, 2011. The company is currently assessing the impact of adoption of ASU 2011-04 may have on its consolidated financial statements.

In September 2011, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2011-08, Testing Goodwill for Impairment (Accounting Standards Codification (ASC) Topic 350). Under the amendments in this ASU, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any. Under the amendments in this ASU, an entity has also the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements.

X.	Reclassification

The company reclassified a portion of the "Fair value of embedded conversion derivatives" presented on the balance sheet as of December 31, 2010 from short term to long term in order to be consistent with current period presentation, so that the sum of $1,185 and $772 were reclassified from short term "Fair value of embedded conversion derivatives" to long term "Fair value of embedded conversion derivatives" in the assets and liabilities, respectively, for the year ended December 31, 2010.